Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Schedule Of Accounts Receivable Net Abstract
Accounts receivable	$ 2,744,144	$ 349,929	$ 7,751,252
Allowance for expected credit loss	(808,633)	(103,116)	(465,974)
Total	$ 1,935,511	$ 246,813	$ 7,285,278